Annual Total Returns - Fidelity SAI Inflation-Focused Fund [BarChart] - 07.31 Fidelity SAI Inflation-Focused Fund PRO-05 - Fidelity SAI Inflation-Focused Fund	Sep. 29, 2022
Bar Chart Table:
Annual Return, Inception Date	Dec. 20, 2018
Fidelity SAI Inflation-Focused Fund
Bar Chart Table:
Annual Return 2019	9.84%
Annual Return 2020	1.46%
Annual Return 2021	32.59%